DETAILS OF CURRENT LIABILITIES (Summary Other Payables and Accrued Expenses) (Details) (ILS) ₪ in Thousands, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of offsetting of financial liabilities [line items]
Customer advances | ₪			₪ 1,223	₪ 351
Accrued expenses | ₪			3,985	2,182
Others payables | ₪			38
Total other payables and accrued expenses | ₪			₪ 5,246	₪ 2,533
US Dollars [Member]
Disclosure of offsetting of financial liabilities [line items]
Customer advances | $		$ 353
Accrued expenses | $		1,149
Others payables | $		12
Total other payables and accrued expenses | $	[1]	$ 1,514

[1]	Convenience Translation into US Dollars.